Derivative Financial Instruments - Notional Amounts of Transactions Outstanding (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges
Notional	£ 198,391	£ 205,911
Fair value assets	3,451	3,363
Fair value liabilities	1,920	1,709
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	21,310	25,014
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	17,060	18,823
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional	57,414	63,877
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	140,977	142,034
Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	94,537	96,032
Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	46,440	46,002
Exchange rate contracts
Disclosure of detailed information about hedges
Notional	43,274	44,233
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional	15,465	14,249
Exchange rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	789	1,482
Exchange rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	27,020	28,502
Interest rate contracts
Disclosure of detailed information about hedges
Notional	153,785	159,046
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional	40,630	47,045
Interest rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	93,748	94,550
Interest rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	19,407	17,451
Equity derivative contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	0	0
Equity and credit contracts
Disclosure of detailed information about hedges
Notional	1,332	2,632
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional	1,319	2,583
Equity derivative contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional	13	49
Derivative Assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	330	222
Derivative Liabilities
Disclosure of detailed information about hedges
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	651	629
Fair value
Disclosure of detailed information about hedges
Fair value assets	3,451	3,363
Fair value liabilities	1,920	1,709
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	1,445	1,182
Fair value liabilities	1,351	932
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	3,760	3,395
Fair value liabilities	2,323	1,991
Fair value | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	1,309	1,188
Fair value liabilities	1,891	1,490
Fair value | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	2,451	2,207
Fair value liabilities	432	501
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	395	136
Fair value liabilities	431	199
Fair value | Exchange rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	84	166
Fair value liabilities	6	2
Fair value | Exchange rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	1,978	2,023
Fair value liabilities	409	462
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	926	754
Fair value liabilities	837	566
Fair value | Interest rate contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	1,225	1,022
Fair value liabilities	1,885	1,488
Fair value | Interest rate contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	467	184
Fair value liabilities	23	35
Fair value | Equity derivative contracts | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	0	0
Fair value liabilities	0	0
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	124	292
Fair value liabilities	83	167
Fair value | Equity derivative contracts | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	6	0
Fair value liabilities	0	4
Fair value | Derivative netting
Disclosure of detailed information about hedges
Fair value assets	(1,754)	(1,214)
Fair value liabilities	£ (1,754)	£ (1,214)